COMMITMENTS AND CONTINGENCIES (DETAILS) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jan. 03, 2014 USD ($)	Dec. 28, 2012 USD ($)	Dec. 30, 2011 USD ($)	Jan. 03, 2014 USAID Egyptian Projects [Member] USD ($)	Apr. 12, 2013 New Orleans Levee Failure Class Action Litigation [Member] lawsuits	Jan. 03, 2014 New Orleans Levee Failure Class Action Litigation [Member] USD ($) lawsuits	Jan. 03, 2014 Canadian Pipeline Contract [Member] CAD	Jun. 14, 2013 UK Joint Venture [Member] USD ($)	Jan. 03, 2014 UK Joint Venture [Member]	Jan. 03, 2014 DOE Deactivation, Demolition and Removal Project [Member] USD ($)	Jan. 03, 2014 Bolivian Mine Services Agreement [Member] USD ($)	Aug. 03, 2012 Bolivian Mine Services Agreement [Member] USD ($)	Jan. 03, 2014 Indemnification of Joint Venture Partner [Member] USD ($)	Jan. 03, 2014 Guarantee of Foreign Credit Facilities and Bank Guarantee Lines [Member] USD ($)
Guarantee Obligations [Line Items]
Guarantee obligations current carrying value													$ 25.0
Bank guarantee outstanding under foreign credit facilities and other banking arrangements														35.8
Lease Obligations [Abstract]
Rental expense	236.7	210.0	188.5
Description of operating lease arrangements	Some of the operating leases are subject to renewal options and escalation based upon property taxes and operating expenses.
Loss Contingencies [Line Items]
Loss contingency allegations				In November 2004, the federal government filed an action in the United States District Court for the District of Idaho against WGI Delaware, Contrack International, Inc., and MISR Sons Development S.A.E., an Egyptian construction company, asserting violations under the Federal False Claims Act, the Federal Foreign Assistance Act of 1961, as well as common law theories of payment by mistake and unjust enrichment.		Plaintiffs allege that defendants were negligent in their design, construction and/or maintenance of the New Orleans levees. Specifically, as to WGI Ohio, plaintiffs allege that work WGI Ohio performed adjacent to the Industrial Canal damaged the levee and floodwall, causing or contributing to breaches and flooding.	In January 2010, a pipeline owner filed an action in the Court of Queen’s Bench of Alberta, Canada against Flint, a company we acquired in May 2012, as well as against a number of other defendants, alleging that the defendants negligently provided pipe coating and insulation system services, engineering, design services, construction services, and other work, causing damage to and abandonment of the line. The pipeline owner alleges it has suffered approximately C$85.0 million in damages in connection with the abandonment and replacement of the pipeline.				The mine owner disputed the fair market value of mining equipment it was required to repurchase under the terms of the mine services agreement. Subsequently, on November 16, 2010, Washington Group Bolivia received a formal claim asserting breaches of contractual obligations and warranties, including the failure to adhere to the requisite professional standard of care while performing the mine services agreement.
Loss contingency damages sought				The federal government seeks damages and civil penalties (including doubling and trebling of damages) for violations of the statutes as well as a refund of the approximately $373.0 million paid to WGI Delaware under the specified contracts.		Fifty-nine personal injury and property damage class action lawsuits were filed in Louisiana State and federal court against several defendants, including WGI Ohio, seeking $200.0 billion in damages plus attorneys’ fees and costs. Plaintiffs are residents and property owners who claim to have incurred damages from the breach and failure of the hurricane protection levees and floodwalls in the wake of Hurricane Katrina. All 59 lawsuits were pleaded as class actions but none have yet been certified as class actions. Along with WGI Ohio, the U.S. Army Corps of Engineers, the Board for the Orleans Levee District, and its insurer, St. Paul Fire and Marine Insurance Company were also named as defendants. At this time WGI Ohio and the Army Corps of Engineers are the remaining defendants. These 59 lawsuits, along with other hurricane-related cases not involving WGI Ohio, were consolidated in the United States District Court for the Eastern District of Louisiana (“District Court”).	The pipeline owner alleges it has suffered approximately C$85.0 million in damages in connection with the abandonment and replacement of the pipeline				On June 17, 2011, Washington Group Bolivia received a formal demand for arbitration pursuant to the Rules of Arbitration of the International Chamber of Commerce (“ICC”) asserting claims up to $52.6 million.
Loss contingency actions taken by court arbitrator or mediator				On April 24, 2012, the Bankruptcy Court ruled that the bulk of the federal government’s claims under the False Claims and the Federal Foreign Assistance Acts are not barred. On November 7, 2012, WGI Delaware appealed the Bankruptcy Court’s decision to the Ninth Circuit Bankruptcy Appellate Panel. On August 2, 2013, the Appellate Panel affirmed the Bankruptcy Court’s decision. On September 26, 2013, WGI Delaware appealed the Appellate Panel’s decision to the United States Ninth Circuit Court of Appeals.		WGI Ohio filed a motion for summary judgment, seeking dismissal on grounds that government contractors are immune from liability. On December 15, 2008, the District Court granted WGI Ohio’s motion for summary judgment, but several plaintiffs appealed that decision to the United States Fifth Circuit Court of Appeals on April 27, 2009. On September 14, 2010, the Court of Appeals reversed the District Court’s summary judgment decision and WGI Ohio’s dismissal, and remanded the case back to the District Court for further litigation. On August 1, 2011, the District Court decided that the government contractor immunity defense would not be available to WGI Ohio at trial, but would be an issue for appeal. Five of the cases were tried in District Court from September 12, 2012 through October 3, 2012. On April 12, 2013, the District Court ruled in favor of WGI Ohio and the Army Corps of Engineers, finding that the five plaintiffs failed to prove that WGI Ohio’s or the Army Corps of Engineers’ actions caused the failure of the Industrial Canal floodwall during Hurricane Katrina			On June 14, 2013, the Crown Court issued a fine equivalent to approximately $1.2 million. On July 9, 2013, our U.K. joint venture appealed the Crown Court’s decision to the Court of Appeal Criminal Division. On January 17, 2014, the Court of Appeal dismissed the appeal and the fine was not reduced.		On August 9, 2013, a $10.5 million ICC arbitration tribunal award was issued against Washington Group Bolivia and, on September 5, 2013, the mine owner petitioned the United States District Court of Colorado to confirm the ICC arbitration award.
Loss contingency actions taken by plaintiff and defendant				USAID Egyptian Projects: In March 2003, Washington Group International, Inc., a Delaware company (“WGI Delaware”), our wholly owned subsidiary, was notified by the Department of Justice that the federal government was considering civil litigation against WGI Delaware for potential violations of the U.S. Agency for International Development (“USAID”) source, origin, and nationality regulations in connection with five of WGI Delaware’s USAID-financed host-country projects located in Egypt beginning in the early 1990s. In November 2004, the federal government filed an action in the United States District Court for the District of Idaho against WGI Delaware, Contrack International, Inc., and MISR Sons Development S.A.E., an Egyptian construction company, asserting violations under the Federal False Claims Act, the Federal Foreign Assistance Act of 1961, as well as common law theories of payment by mistake and unjust enrichment. The federal government seeks damages and civil penalties (including doubling and trebling of damages) for violations of the statutes as well as a refund of the approximately $373.0 million paid to WGI Delaware under the specified contracts. WGI Delaware has denied any liability in the action and contests the federal government’s damage allegations and its entitlement to recovery. All USAID projects under the contracts have been completed and are fully operational. In March 2005, WGI Delaware filed motions in Idaho District Court and the United States Bankruptcy Court in Nevada contending that the federal government’s Idaho action is barred under the plan of reorganization approved by the Bankruptcy Court in 2002 when WGI Delaware emerged from bankruptcy protection. In 2006, the Idaho action was stayed pending the bankruptcy-related proceedings. On April 24, 2012, the Bankruptcy Court ruled that the bulk of the federal government’s claims under the False Claims and the Federal Foreign Assistance Acts are not barred. On November 7, 2012, WGI Delaware appealed the Bankruptcy Court’s decision to the Ninth Circuit Bankruptcy Appellate Panel. On August 2, 2013, the Appellate Panel affirmed the Bankruptcy Court’s decision. On September 26, 2013, WGI Delaware appealed the Appellate Panel’s decision to the United States Ninth Circuit Court of Appeals. WGI Delaware intends to continue to defend this matter vigorously; however, WGI Delaware cannot provide assurance that it will be successful in these efforts. The potential range of loss and the resolution of these matters cannot be determined at this time primarily due to the very limited factual record that exists in light of the limited discovery that has been conducted to-date in the Idaho litigation; the fact that the matter involves unique and complex bankruptcy, international, and federal regulatory legal issues; the uncertainty concerning legal theories and their potential resolution by the courts; and the overall age of this matter, as well as a number of additional factors. Accordingly, no amounts have been accrued for the federal government claims in the Idaho action. In March 2005, WGI Delaware filed motions in Idaho District Court and the United States Bankruptcy Court in Nevada contending that the federal government’s Idaho action is barred under the plan of reorganization approved by the Bankruptcy Court in 2002 when WGI Delaware emerged from bankruptcy protection.		New Orleans Levee Failure Class Action Litigation: From July 1999 through May 2005, Washington Group International, Inc., an Ohio company (“WGI Ohio”), a wholly owned subsidiary acquired by us on November 15, 2007, performed demolition, site preparation, and environmental remediation services for the U.S. Army Corps of Engineers on the east bank of the Inner Harbor Navigation Canal (the “Industrial Canal”) in New Orleans, Louisiana. On August 29, 2005, Hurricane Katrina devastated New Orleans. The storm surge created by the hurricane overtopped the Industrial Canal levee and floodwall, flooding the Lower Ninth Ward and other parts of the city. Fifty-nine personal injury and property damage class action lawsuits were filed in Louisiana State and federal court against several defendants, including WGI Ohio, seeking $200.0 billion in damages plus attorneys’ fees and costs. Plaintiffs are residents and property owners who claim to have incurred damages from the breach and failure of the hurricane protection levees and floodwalls in the wake of Hurricane Katrina. All 59 lawsuits were pleaded as class actions but none have yet been certified as class actions. Along with WGI Ohio, the U.S. Army Corps of Engineers, the Board for the Orleans Levee District, and its insurer, St. Paul Fire and Marine Insurance Company were also named as defendants. At this time WGI Ohio and the Army Corps of Engineers are the remaining defendants. These 59 lawsuits, along with other hurricane-related cases not involving WGI Ohio, were consolidated in the United States District Court for the Eastern District of Louisiana (“District Court”). Plaintiffs allege that defendants were negligent in their design, construction and/or maintenance of the New Orleans levees. Specifically, as to WGI Ohio, plaintiffs allege that work WGI Ohio performed adjacent to the Industrial Canal damaged the levee and floodwall, causing or contributing to breaches and flooding. WGI Ohio did not design, construct, repair or maintain any of the levees or the floodwalls that failed during or after Hurricane Katrina. Rather, WGI Ohio performed work adjacent to the Industrial Canal as a contractor for the federal government. WGI Ohio filed a motion for summary judgment, seeking dismissal on grounds that government contractors are immune from liability. On December 15, 2008, the District Court granted WGI Ohio’s motion for summary judgment, but several plaintiffs appealed that decision to the United States Fifth Circuit Court of Appeals on April 27, 2009. On September 14, 2010, the Court of Appeals reversed the District Court’s summary judgment decision and WGI Ohio’s dismissal, and remanded the case back to the District Court for further litigation. On August 1, 2011, the District Court decided that the government contractor immunity defense would not be available to WGI Ohio at trial, but would be an issue for appeal. Five of the cases were tried in District Court from September 12, 2012 through October 3, 2012. On April 12, 2013, the District Court ruled in favor of WGI Ohio and the Army Corps of Engineers, finding that the five plaintiffs failed to prove that WGI Ohio’s or the Army Corps of Engineers’ actions caused the failure of the Industrial Canal floodwall during Hurricane Katrina. On July 1, 2013, WGI Ohio filed a motion for summary judgment in District Court to dismiss all other related cases as a result of the District Court’s April 2013 decision. On December 20, 2013, the District Court dismissed the majority of the lawsuits and the remainder of the outstanding claims are being transferred to the District Court for final judgment of dismissal. WGI Ohio intends to continue to defend these matters vigorously until all claims are dismissed; however, WGI Ohio cannot provide assurance that it will be successful in these efforts. The potential range of loss and the resolution of these matters cannot be determined at this time primarily due to the likelihood of an appeal, the unknown number of individual plaintiffs who are actually asserting claims against WGI Ohio; the uncertainty regarding the nature and amount of each individual plaintiff’s damage claims; uncertainty concerning legal theories and factual bases that plaintiffs may present and their resolution by courts or regulators; and uncertainty about the plaintiffs’ claims, if any, that might survive certain key motions of our affiliate, as well as a number of additional factors. On July 1, 2013, WGI Ohio filed a motion for summary judgment in District Court to dismiss all other related cases as a result of the District Court’s April 2013 decision. On December 20, 2013, the District Court dismissed the majority of the lawsuits and the remainder of the outstanding claims are being transferred to the District Court for final judgment of dismissal.	Canadian Pipeline Contract: In January 2010, a pipeline owner filed an action in the Court of Queen’s Bench of Alberta, Canada against Flint, a company we acquired in May 2012, as well as against a number of other defendants, alleging that the defendants negligently provided pipe coating and insulation system services, engineering, design services, construction services, and other work, causing damage to and abandonment of the line. The pipeline owner alleges it has suffered approximately C$85.0 million in damages in connection with the abandonment and replacement of the pipeline. Flint was the construction contractor on the pipeline project. Other defendants were responsible for engineering and design-services and for specifying and providing the actual pipe, insulation and coating materials used in the line. In January 2011, the pipeline owner served a Statement of Claim on Flint and, in September 2011, Flint filed a Statement of Defense denying that the damages to the coating system of the pipeline were caused by any negligence or breach of contract of Flint. Flint believes the damages were caused or contributed to by the negligence of one or more of the co-defendants and/or by the negligent operation of the pipeline owner. Flint intends to continue to defend this matter vigorously; however, it cannot provide assurance that it will be successful, in whole or in part, in these efforts. The potential range of loss and the resolution of this matter cannot be determined at this time primarily due to the early stage of the discovery; the substantial uncertainty regarding the actual cause of the damage to or loss of the line; the nature and amount of each individual damage claim against the various defendants; and the uncertainty concerning legal theories and factual bases that the customer may present against all or some of the defendants.		U.K. Joint Venture: On April 12, 2010, one of our U.K. joint ventures sent several bags of low level non-exempt radioactive waste to a waste disposal facility that was not licensed to handle such waste. On November 15, 2012, the U.K. Environment Agency and the U.K. Department for Transport initiated environmental regulatory proceedings against our U.K. joint venture in the Workington Magistrates’ Court under the U.K. Environmental Permitting Regulations 2010, the Radioactive Substances Act 1993, the Carriage of Dangerous Goods and the use of Transportable Pressure Equipment Regulations 2009. On February 7, 2013, our U.K. joint venture entered a plea of guilty before the Magistrates’ Court and the matter was referred to the Carlisle Crown Court (the “Crown Court”) for sentencing. On June 14, 2013, the Crown Court issued a fine equivalent to approximately $1.2 million. On July 9, 2013, our U.K. joint venture appealed the Crown Court’s decision to the Court of Appeal Criminal Division. On January 17, 2014, the Court of Appeal dismissed the appeal and the fine was not reduced.	DOE Deactivation, Demolition, and Removal Project: WGI Ohio executed a cost-reimbursable task order with the DOE in 2007 to provide deactivation, demolition and removal services at a New York State project site that, during 2010, experienced contamination and performance issues. In February 2011, WGI Ohio and the DOE executed a Task Order Modification that changed some cost-reimbursable contract provisions to at-risk. The Task Order Modification, including subsequent amendments, requires the DOE to pay all project costs up to $105.9 million, requires WGI Ohio and the DOE to equally share in all project costs incurred from $105.9 million to $145.9 million, and requires WGI Ohio to pay all project costs exceeding $145.9 million. In addition, in September 2011, WGI Ohio voluntarily paid a civil penalty related to the contamination incident. Through January 3, 2014, WGI Ohio has incurred total project costs of $261.3 million. Due to unanticipated requirements and permitting delays by federal and state agencies, as well as delays and related ground stabilization activities caused by Hurricane Irene, WGI Ohio has been required to perform work outside the scope of the Task Order Modification. Based on the changes and delays, requests for equitable adjustment (“REA”) amounting to $47.1 million and proposals related to the hurricane-caused impacts and other directed changes in the amount of $118.0 million were initially submitted to the DOE for approval. Through January 3, 2014, the DOE has approved one of the REAs for $0.9 million and has authorized $31.9 million of additional funding primarily related to the hurricane-caused impacts. Because WGI Ohio and the DOE were unsuccessful in settling the REAs and proposals, during 2013, WGI Ohio submitted several certified claims against the DOE pursuant to the Contracts Disputes Acts seeking recovery of $112.5 million of the above unfunded REA and proposal costs incurred through April 2013 and $5.0 million in fees on the expanded work scope. As of January 3, 2014, WGI Ohio has recorded $81.5 million in accounts receivable for project costs incurred to date in excess of the DOE contracted amount that may not be collected unless and until the claims are favorably resolved. The final project completion costs are not currently estimable due to continuing delays in permitting, other delays, and approval of a final project plan. WGI Ohio can provide no certainty that it will recover the $112.5 million in submitted DOE claims for costs incurred through April 2013 related to REAs, hurricane-caused work or other directed changes, as well as any other project costs after April 2013 that WGI Ohio is obligated to incur to finalize and complete this project including the accounts receivable, any of which could negatively impact URS’ future results of operations.	Bolivian Mine Services Agreement: In 2009, a mine service agreement performed by our wholly owned subsidiary, Washington Group Bolivia, was unilaterally terminated for convenience by the mine owner. The mine owner disputed the fair market value of mining equipment it was required to repurchase under the terms of the mine services agreement. Subsequently, on November 16, 2010, Washington Group Bolivia received a formal claim asserting breaches of contractual obligations and warranties, including the failure to adhere to the requisite professional standard of care while performing the mine services agreement. On June 17, 2011, Washington Group Bolivia received a formal demand for arbitration pursuant to the Rules of Arbitration of the International Chamber of Commerce (“ICC”) asserting claims up to $52.6 million. Washington Group Bolivia brought a $50 million counterclaim on August 3, 2012 against the mine owner asserting claims of wrongful termination and lost productivity. Arbitration on the mine owner’s claims and Washington Group Bolivia’s counterclaims commenced before the ICC. In the course of the arbitration proceedings, the mine owner has reduced its claims to approximately $32.2 million, while Washington Group Bolivia has refined its counterclaim amount to not more than $62.9 million. On August 9, 2013, a $10.5 million ICC arbitration tribunal award was issued against Washington Group Bolivia and, on September 5, 2013, the mine owner petitioned the United States District Court of Colorado to confirm the ICC arbitration award. On October 1, 2013, Washington Group Bolivia filed a cross motion to partially vacate the ICC arbitration award in the District Court of Colorado. On February 3, 2014, the District Court of Colorado entered judgment confirming the ICC arbitration award and denied Washington Group Bolivia’s motion to partially vacate the award. We have accrued an estimated probable loss of $10.5 million related to this matter; however, we expect the loss to be recoverable under our insurance program. Washington Group Bolivia brought a $50 million counterclaim on August 3, 2012 against the mine owner asserting claims of wrongful termination and lost productivity. Arbitration on the mine owner’s claims and Washington Group Bolivia’s counterclaims commenced before the ICC. In the course of the arbitration proceedings, the mine owner has reduced its claims to approximately $32.2 million, while Washington Group Bolivia has refined its counterclaim amount to not more than $62.9 million. On August 9, 2013, a $10.5 million ICC arbitration tribunal award was issued against Washington Group Bolivia and, on September 5, 2013, the mine owner petitioned the United States District Court of Colorado to confirm the ICC arbitration award. On October 1, 2013, Washington Group Bolivia filed a cross motion to partially vacate the ICC arbitration award in the District Court of Colorado. On February 3, 2014, the District Court of Colorado entered judgment confirming the ICC arbitration award and denied Washington Group Bolivia’s motion to partially vacate the award. On October 1, 2013, Washington Group Bolivia filed a cross motion to partially vacate the ICC arbitration award in the District Court of Colorado. On February 3, 2014, the District Court of Colorado entered judgment confirming the ICC arbitration award and denied Washington Group Bolivia’s motion to partially vacate the award.
Total damages against all defendants claimed in the legal matter				373.0		200,000.0	85.0	1.2			52.6
Amount of counterclaim												50
Task order modification costs threshold below to be paid by customer										105.9
Task order modification costs to be paid equally by customer and company - range minimum										105.9
Task order modification costs to be paid equally by customer and company - range maximum										145.9
Task order modification costs threshold above to be paid by Company										145.9
Requests for equitable adjustment										47.1
Project reimbursement request arising from acts of nature										118.0
Total project costs										261.3
Loss contingency, lawsuits filed, number						59
Loss contingency, number of settled and dismissed claims					5
Authorized project reimbursements arising from acts of nature										31.9
Loss contingency revised value of damages sought											32.2
Maximum amount of counterclaim											62.9
Claim for unfunded requests for equitable adjustment (REA)										112.5
Claim for fee										5.0
Approved requests for equitable adjustment										0.9
Accounts receivable	81.5	32.6								81.5
Loss contingency, damages awarded value											10.5
Loss contingency, accrual provision											10.5
Obligations under non-cancelable operating lease agreements [Abstract]
First year	187.1
Second year	153.7
Third year	123.2
Fourth year	92.1
Fifth year	70.7
Thereafter	115.3
Total minimum lease payments	742.1
Restructuring Charges [Abstract]
Restructuring costs			5.5
Payments for restructuring			12.9
Restructuring Reserves [Abstract]
Restructuring reserve			$ 3.8